Fair Value Measurements - Schedule of Changes in the Fair Value of Warrant Liabilities (Details) - Flame Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Proceeds received through Convertible Promissory Notes	$ 1,080,000	$ 0
Change in fair value of Promissory Notes	$ 3,698,394	170,741
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Convertible Promissory Notes Related Parties [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	$ 1,409,730	956,115
Principal amount of Promissory Notes	726,370
Initial Measurement of fair value of Promissory Notes	(490,995)	(52,126)
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	(42,205)
Proceeds received through Convertible Promissory Notes	1,080,000	335,000
Change in fair value of Promissory Notes	3,698,394	170,741
Fair value	6,381,294	1,409,730
Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	9,343,750	8,625,000
Change in valuation inputs or other assumptions	18,400,000	718,750
Fair value	27,743,750	9,343,750
Private Placement [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	2,805,500	4,022,250
Change in valuation inputs or other assumptions	8,664,500	(1,216,750)
Fair value	11,470,000	2,805,500
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value	12,149,250	12,647,250
Change in valuation inputs or other assumptions	27,064,500	(498,000)
Fair value	$ 39,213,750	$ 12,149,250